SHARE-BASED COMPENSATION - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 21, 2016	Mar. 18, 2016	Dec. 31, 2016	Dec. 31, 2014
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance			11,657,403
Number of Share Options, Exercisable			9,913,794
Number of Share Options, Exercised			(1,743,609)
Number of Share Options, Ending Balance			9,913,794
Weighted-Average Exercise Price per Share, Beginning Balance			$ 1.61
Weighted-Average Exercise Price per Share, Exercised			1.74
Weighted-Average Exercise Price per Share, Ending Balance			1.58
Weighted-Average Exercise Price per Share, Exercisable			$ 1.58
Weighted-Average Remaining Contractual Term, Outstanding			2 years 6 months 7 days
Weighted-Average Remaining Contractual Term, Exercisable			2 years 6 months 7 days
Aggregate Intrinsic Value, Outstanding			$ 36,846
Aggregate Intrinsic Value, Exercisable			$ 36,846
2006 Share Incentive Plan [Member] | Share options [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options			9,913,794
Weighted-Average Exercise Price per Share			$ 1.58
Weighted-Average Remaining Contractual Term			2 years 6 months 7 days
Aggregate Intrinsic Value			$ 36,846
2011 Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted		4,572,234
Weighted-Average Exercise Price per Share, Granted		$ 5.7567
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance			6,272,967
Number of Share Options, Exercisable			1,447,767
Number of Share Options, Granted			4,951,014
Number of Share Options, Exercised			(46,320)
Number of Share Options, Forfeited			(272,537)
Number of Share Options, Expired			(52,773)
Number of Share Options, Ending Balance			10,852,351
Weighted-Average Exercise Price per Share, Beginning Balance			$ 7.98
Weighted-Average Exercise Price per Share, Granted			5.74
Weighted-Average Exercise Price per Share, Exercised			4.70
Weighted-Average Exercise Price per Share, Forfeited			7.37
Weighted-Average Exercise Price per Share, Expired			8.42
Weighted-Average Exercise Price per Share, Ending Balance			5.61
Weighted-Average Exercise Price per Share, Exercisable			$ 4.70
Weighted-Average Remaining Contractual Term, Outstanding			8 years
Weighted-Average Remaining Contractual Term, Exercisable			5 years 2 months 27 days
Aggregate Intrinsic Value, Outstanding			$ 887
Aggregate Intrinsic Value, Exercisable			$ 873
2011 Share Incentive Plan [Member] | Share options [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options			1,447,767
Weighted-Average Exercise Price per Share			$ 4.70
Weighted-Average Remaining Contractual Term			5 years 2 months 27 days
Aggregate Intrinsic Value			$ 873
2011 Share Incentive Plan [Member] | Share options [Member] | Expected To Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options			9,404,584
Weighted-Average Exercise Price per Share			$ 5.75
Weighted-Average Remaining Contractual Term			8 years 5 months 5 days
Aggregate Intrinsic Value			$ 14
2011 Share Incentive Plan [Member] | Share options [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Granted			4,572,234
Number of Share Options, Forfeited			(4,572,234)
Weighted-Average Exercise Price per Share, Granted			$ 5.76
Weighted-Average Exercise Price per Share, Forfeited			$ 9.02
MCP Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Forfeited	(96,593,629)
MCP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Beginning Balance			124,710,632
Number of Share Options, Exercisable			7,277,311
Number of Share Options, Granted			0	9,543,186
Number of Share Options, Forfeited			(6,850,299)
Number of Share Options, Expired			(8,891,994)
Number of Share Options, Ending Balance			12,374,710
Weighted-Average Exercise Price per Share, Beginning Balance			$ 0.17
Weighted-Average Exercise Price per Share, Forfeited			0.19
Weighted-Average Exercise Price per Share, Expired			0.18
Weighted-Average Exercise Price per Share, Ending Balance			0.11
Weighted-Average Exercise Price per Share, Exercisable			$ 0.15
Weighted-Average Remaining Contractual Term, Outstanding			7 years 10 months 10 days
Weighted-Average Remaining Contractual Term, Exercisable			7 years 1 month 24 days
Aggregate Intrinsic Value, Outstanding			$ 44
Aggregate Intrinsic Value, Exercisable			$ 11
MCP Share Incentive Plan [Member] | Share options [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options			7,277,311
Weighted-Average Exercise Price per Share			$ 0.15
Weighted-Average Remaining Contractual Term			7 years 1 month 24 days
Aggregate Intrinsic Value			$ 11
MCP Share Incentive Plan [Member] | Share options [Member] | Expected To Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options			5,097,399
Weighted-Average Exercise Price per Share			$ 0.07
Weighted-Average Remaining Contractual Term			8 years 10 months 17 days
Aggregate Intrinsic Value			$ 33
MCP Share Incentive Plan [Member] | Share options [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Share Options, Forfeited			(96,593,629)
Weighted-Average Exercise Price per Share, Forfeited			$ 0.17